Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Long-Term Debt

Long-term debt consists of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$525,000	$6,485	$518,515
5 7/8% Senior Subordinated Notes	500,000	7,939	492,061
5% Senior Subordinated Notes	535,000	6,269	528,731
5 3/8% Senior Notes	510,000	6,148	503,852
5 3/4% Senior Notes	400,000	5,685	394,315
Other notes with various rates and terms	676	—	676

	2,470,676	32,526	2,438,150
Less current maturities	(23,149)	(5,293)	(17,856)

Long-term debt, excluding current maturities	$2,447,527	$27,233	$2,420,294

	December 31, 2015
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$373,750	$7,058	$366,692
5 7/8% Senior Subordinated Notes	500,000	8,219	491,781
5% Senior Subordinated Notes	535,000	6,451	528,549
5 3/8% Senior Notes	510,000	6,306	503,694
Other notes with various rates and terms	734	—	734

	1,919,484	28,034	1,891,450
Less current maturities	(21,332)	(4,823)	(16,509)

Long-term debt, excluding current maturities	$1,898,152	$23,211	$1,874,941

Long-term debt consists of the following at December 31, 2015 and 2014:

	2015	2014
Senior Credit Facility	$373,750	$353,750
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
5 3/8% Senior Notes	510,000	510,000
Other notes with various rates and terms	734	1,145

	1,919,484	1,899,895
Less current maturities	(21,332)	(15,625)

Long-term debt excluding current maturities	$1,898,152	$1,884,270

Summary of Long-Term Debt Matures	Long-term debt matures as follows:

2016	$21,332
2017	$39,375
2018	$45,000
2019	$268,750
2020	$—
Later years	$1,545,027

Schedule of Maturities of Long Term Debt

The Term A Loans began amortizing on June 30, 2014 in quarterly installments on each September 30, December 31, March 31, and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
June 30, 2016- March 31, 2017	$5,625
June 30, 2017-December 31, 2018	$11,250
Term A Loan Maturity Date	$168,750

The Term A Loans began amortizing on June 30, 2014 in quarterly installments on each September 30, December 31, March 31, and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
March 31, 2016	$3,750
June 30, 2016- March 31, 2017	$5,625
June 30, 2017-December 31, 2018	$11,250
Term A Loan Maturity Date	$168,750

LAMAR MEDIA CORP [Member]
Long-Term Debt

Long-term debt consists of the following at December 31, 2015 and 2014:

	2015	2014
Senior Credit Agreement	$373,750	$353,750
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
5 3/8% Senior Notes	510,000	510,000
Other notes with various rates and terms	734	1,145

	1,919,484	1,899,895
Less current maturities	(21,332)	(15,625)

Long-term debt excluding current maturities	$1,898,152	$1,884,270

Summary of Long-Term Debt Matures	Long-term debt matures as follows:

2016	$21,332
2017	$39,375
2018	$45,000
2019	$268,750
2020	$—
Later years	$1,545,027